LIQUIDITY, CAPITAL RESOURCES, AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and restricted cash	$ 3,963,903	$ 227,432,008	$ 3,963,903	$ 227,432,008	$ 155,696,470	$ 84,375,085	$ 42,174
Net cash used in operating activities			145,182,897	113,627,945	179,172,191	65,795,610
Net working capital	59,000,000.0		59,000,000.0		58,500,000
Working capital excluding derivative liabilities	10,400,000		10,400,000		133,300,000
Net loss	91,628,613	$ 311,426,360	326,984,240	$ 806,795,641	1,006,658,828	740,324,752
Accumulated deficit	$ 2,143,349,712		$ 2,143,349,712		$ 1,862,162,037	$ 889,907,455